Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2023		June 30, 2022		June 30, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	73	20,196	68	22,974	—	4,001	26	2,820
Fresenius SE affiliates	5,972	34,602	2,084	47,047	928	7,014	1,168	8,585
Equity method investees(2)	(1,213)	—	26,614	—	62,964	—	120,507	—
Total	4,832	54,798	28,766	70,021	63,892	11,015	121,701	11,405

Products
Fresenius SE affiliates	35,641	21,414	31,210	19,320	18,627	9,344	16,078	5,826
Equity method investees	—	245,697	—	207,747	—	77,827	—	73,563
Total	35,641	267,111	31,210	227,067	18,627	87,171	16,078	79,389

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,501 and €6,520 at June 30, 2023 and December 31, 2022, respectively.
(2)	For the six months ended June 30, 2023, sales of goods and services to equity method investees included a $4,683 (€4,334) adjustment to savings received in connection with the Company’s KCEs based on an adjustment in CMS’s calculated savings rate for the first performance year.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2023			For the six months ended June 30, 2022			June 30, 2023		December 31, 2022
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,457	704	200	4,066	268	741	37,417	38,315	38,688	39,626
Fresenius SE affiliates	8,906	654	—	6,858	491	—	111,007	112,582	112,684	114,077
Total	13,363	1,358	200	10,924	759	741	148,424	150,897	151,372	153,703

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.